ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2024
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Changes in the number of shares issued in fiscal 2022, 2023 and 2024 are as follows:

	Number of shares
	2022	2023	2024
Beginning balance	1,285,724,480	1,258,277,087	1,234,849,342
Cancellation of treasury stock	(27,447,393)	(23,427,745)	(19,888,288)

Ending balance	1,258,277,087	1,234,849,342	1,214,961,054